TO OUR SHAREHOLDERS

October 31, 2003

We are pleased to present the September 30, 2003 Quarterly Report of MassMutual Corporate Investors (the "Trust"). The Trust's Board of Trustees declared a quarterly dividend of 36 cents per share, payable on November 14, 2003 to shareholders of record on October 31, 2003. The Trust paid its shareholders a dividend of 36 cents per share in the previous quarter.

U.S. equity markets, as measured by several broad market indices, continued to post positive returns. During the quarter ended September 30, 2003, the Dow Jones Industrial Average and the Russell 2000 Index increased 3.77% and 9.08%, respectively. In contrast to U.S. equity markets, U.S. fixed income markets, as measured by selected indices, posted mixed returns for the quarter. The Lehman Brothers Government/Credit Index decreased 0.50%, while the Lehman Brothers U.S. Corporate High Yield Index increased 2.77% for the quarter.

For the quarter ended September 30, 2003, the Trust earned 35 cents per share compared to 31 cents per share in the previous quarter. The Trust's net assets as of September 30th totaled $195,578,028 or $22.09 per share compared to $185,398,157 or $20.98 per share on June 30, 2003. This translated into portfolio returns of 7.13% for the quarter and 20.41% for the 1- year period ending September 30, 2003, based on change in net assets, assuming the reinvestment of dividends and distributions. Long term, the Trust's portfolio had average annualized returns of 10.04%, 14.31%, and 14.60% for the 5-, 10- and 25- year time periods ended September 30, 2003, respectively, again, based on change in net assets, assuming the reinvestment of all dividends and distributions.

The Trust closed three new private placement transactions during the third quarter of 2003, totaling approximately $6.4 million. The Trust purchased securities of Euro-Pro Corporation, Synventive Equity LLC and U S M Holdings Corp. The weighted average coupon of these investments was 12.59%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Roger W. Crandall
--------------------------
Roger W. Crandall
President










--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

ASSETS:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost 2003 - $196,184,128)                                        $ 179,005,589
Corporate public securities at market value
(Cost 2003 - $24,727,630)                                            23,102,204
Short-term securities at cost plus earned discount which
approximates market value                                            17,457,421
                                                                  -------------
                                                                    219,565,214
Cash                                                                    337,962
Interest and dividends receivable                                     4,185,473
Receivable for investments sold                                       2,179,160
Other assets                                                              6,346
                                                                  -------------

     TOTAL ASSETS                                                 $ 226,274,155
                                                                  =============

LIABILITIES:
Payable for investments purchased                                 $   7,776,989
Management fee payable                                                  736,178
Note payable                                                         20,000,000
Interest payable                                                        187,711
Accrued expenses                                                        172,656
Accrued taxes payable                                                 1,822,593
                                                                  -------------

     TOTAL LIABILITIES                                               30,696,127
                                                                  =============

NET ASSETS:
Common shares, par value $1.00 per share;
  an unlimited number authorized                                      8,855,280
Additional paid-in capital                                          101,457,746
Retained net realized gain on investments, prior years              100,547,585
Undistributed net investment income                                   4,331,586
Undistributed net realized loss on investments                         (810,204)
Net unrealized depreciation of investments                          (18,803,965)
                                                                  -------------

     TOTAL NET ASSETS                                               195,578,028
                                                                  -------------
     TOTAL LIABILITIES AND NET ASSETS                             $ 226,274,155
                                                                  =============

COMMON SHARES ISSUED AND OUTSTANDING                                  8,855,280
                                                                  =============

NET ASSET VALUE PER SHARE                                         $       22.09
                                                                  =============

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MASSMUTUAL CORPORATE INVESTORS
For the nine months ended September 30, 2003
(Unaudited)


INVESTMENT INCOME:
Interest                                                          $  12,542,528
Dividends                                                               239,575
                                                                  -------------
     TOTAL INVESTMENT INCOME                                         12,782,103
                                                                  -------------

EXPENSES:
Management fees                                                       2,112,325
Trustees' fees and expenses                                              83,099
Transfer agent/registrar's expenses                                      36,000
Interest                                                              1,136,548
Reports to shareholders                                                 101,800
Audit and legal                                                         157,900
Other                                                                   286,146
                                                                  -------------

     TOTAL EXPENSES                                                   3,913,818
                                                                  -------------

NET INVESTMENT INCOME ($1.00 per share)                               8,868,285
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                      3,667,264
Net change in unrealized depreciation of investments                 19,420,033
Provision for federal income taxes                                   (1,822,593)
                                                                  -------------

     NET GAIN ON INVESTMENTS                                         21,264,704
                                                                  -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  30,132,989
                                                                  =============

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS              MASSMUTUAL CORPORATE INVESTORS
For the nine months ended September 30, 2003
(Unaudited)

NET DECREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                 $  10,899,444
  Interest expense paid                                              (1,136,548)
  Operating expenses paid                                            (2,614,106)
                                                                  -------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                        7,148,790

Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term
   portfolio securities, net                                         (6,528,674)
  Purchase of portfolio securities                                  (65,322,065)
  Proceeds from disposition of portfolio securities                  72,745,816
                                                                  -------------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                          895,077
                                                                  -------------

     NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES          8,043,867
                                                                  -------------

Cash flows from financing activities:
  Increase in receipts for shares issued on
   reinvestment of dividends                                            778,862
  Cash dividends paid from net investment income                     (9,536,145)
                                                                  -------------

     NET CASH USED FOR FINANCING ACTIVITIES                          (8,757,283)
                                                                  -------------

NET DECREASE IN CASH                                                   (713,416)
Cash - beginning of year                                              1,051,378
                                                                  -------------

CASH - END OF PERIOD                                              $     337,962
                                                                  =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
  CASH FROM OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  30,132,989
                                                                  -------------

  Increase in investments                                           (30,053,460)
  Increase in interest and dividends receivable, net                   (867,090)
  Increase in receivable for investments sold                          (923,591)
  Increase in other assets                                               (6,346)
  Increase in payable for investments purchased                       7,776,989
  Increase in management fee payable                                     92,407
  Increase in accrued expenses                                           69,376
  Increase in accrued taxes payable                                   1,822,593
                                                                  -------------

     TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                (22,089,122)
                                                                  -------------

     NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES      $   8,043,867
                                                                  =============

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS
For the nine months ended September 30, 2003 and the year ended December 31, 2002

                                                                   For the nine
                                                                   months ended       For the
                                                                    09/30/2003       year ended
                                                                   (Unaudited)       12/31/2002
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                                           $   8,868,285    $  13,504,732
  Net realized gain (loss) on investments                             3,667,264       (2,296,178)
  Net change in unrealized depreciation of investments               19,420,033       (2,951,901)
  Provision for federal income taxes                                 (1,822,593)             --
                                                                  -------------    -------------
  Net increase in net assets resulting from operations               30,132,989        8,256,653

  Net increase in shares of beneficial interest transactions            778,862        1,885,841

Dividends to shareholders from:
  Net investment income (2003 - $.72 per share; 2002 -
    $1.44 per share)                                                 (6,362,254)     (12,611,444)
  Net realized gains on investments (2002 - $.18 per share)                 --        (1,615,166)
                                                                  -------------    -------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS                         24,549,597       (4,084,116)


NET ASSETS, BEGINNING OF YEAR                                       171,028,431      175,112,547
                                                                  -------------    -------------

NET ASSETS, END OF PERIOD/YEAR (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME IN 2003 - $4,331,586; 2002 - $1,825,555)      $ 195,578,028    $ 171,028,431
                                                                  =============    =============








                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS        MASSMUTUAL CORPORATE INVESTORS
Selected data for each common share outstanding:

                                  For the
                                nine months
                                   ended                For the years ended December 31,
                                 09/30/2003  ----------------------------------------------------
                                (Unaudited)    2002       2001       2000       1999       1998
                                 ---------   --------   --------   --------   --------   --------
Net asset value:
  Beginning of year               $  19.40   $  20.07   $  20.74   $  22.00   $  23.87   $  22.65
                                  --------   --------   --------   --------   --------   --------
Net investment income                 1.00       1.53       1.70       1.96       1.80       1.62
Net realized and unrealized
  gain (loss) on investments          2.40      (0.59)     (0.53)     (0.46)     (0.94)      1.51
                                  --------   --------   --------   --------   --------   --------

Total from investment operations      3.40       0.94       1.17       1.50       0.86       3.13
                                  --------   --------   --------   --------   --------   --------

Dividends from net investment
  income to common shareholders      (0.72)     (1.44)     (1.79)     (1.96)     (1.73)     (1.60)

Distributions from net realized
  gain on investments to common
  shareholders                        0.00      (0.18)     (0.09)     (0.80)     (1.00)     (0.31)

Change from issuance of shares        0.01       0.01       0.04       0.00       0.00       0.00
                                  --------   --------   --------   --------   --------   --------

Total distributions                  (0.71)     (1.61)     (1.84)     (2.76)     (2.73)     (1.91)
                                  --------   --------   --------   --------   --------   --------

Net asset value:
  End of period/year              $  22.09   $  19.40   $  20.07   $  20.74   $  22.00   $  23.87
                                  --------   --------   --------   --------   --------   --------

Per share market value:
End of period/year                $  22.10   $  19.49   $  20.70   $  22.00   $  21.38   $  23.31
                                  ========   ========   ========   ========   ========   ========

Total investment return
  Market value                      17.42%*     1.35%      1.88%     17.55%      7.35%      0.77%
  Net asset value                   17.91%*     4.80%      5.91%      7.28%      7.53%     17.12%

Net assets (in millions):
  End of period/year              $ 195.58   $ 171.03   $ 175.11   $ 178.13   $ 188.96   $ 205.02

Ratio of operating expenses to
average net assets                   1.53%*     1.82%      1.72%      1.47%      1.30%      1.62%

Ratio of interest expense to
average net assets                   0.63%*     0.86%      0.84%      0.58%      0.52%      0.52%

Ratio of total expenses to
average net assets                   2.16%*     2.68%      2.56%      2.05%      1.82%      2.14%

Ratio of net investment income
to average net assets                4.90%*     7.65%      8.20%      8.56%      7.63%      6.76%

Portfolio turnover                  38.21%*    34.02%     24.48%     59.75%     68.04%     60.14%

*Percentages represent results for the period and are not annualized.
All per share amounts have been restated after giving effect to the two-for-one split on the Trust's common shares authorized on December 19, 1997 effective January 20, 1998.

                        See Notes to Financial Statements
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES - 91.53%:(A)                   Principal Amount          Date           Cost          Fair Value
                                                               ----------------      -----------    ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 83.38%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                               $   2,125,000         02/29/00     $  1,894,112     $  2,165,523
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                                364 shs.         02/29/00          307,759          192,198
                                                                                                    ------------     ------------
                                                                                                       2,201,871        2,357,721
                                                                                                    ------------     ------------
AMERICA'S BODY COMPANY, INC.
A designer and manufacturer of commercial work vehicles.
  12% Senior Subordinated Note due 2007 (B)                      $   3,500,000         11/02/98        3,181,210        1,400,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                 58 shs.         11/02/98          513,333                1
                                                                                                    ------------     ------------
                                                                                                       3,694,543        1,400,001
                                                                                                    ------------     ------------
AMES TRUE TEMPER GROUP
A manufacturer and distributor of non-powered lawn and
garden tools and accessories in North America.
  13% Senior Subordinated Note due 2010                          $   1,888,889         01/14/02        1,883,871        1,992,778
  10% Preferred Stock                                                 161 shs.                *          161,093          174,057
  Class A Common Stock (B)                                          2,105 shs.         02/28/02            2,105            1,894
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                              5,018 shs.         01/14/02            5,018               50
                                                                                                    ------------     ------------
                                                                                                       2,052,087        2,168,779
                                                                                                    ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                            $      62,847         04/09/02           62,847           62,371
  Senior Secured Tranche A Floating Rate Note due 2008           $   1,017,051         04/09/02        1,017,051        1,011,792
  12% Senior Secured Note due 2010                               $     721,196         04/09/02          607,020          747,224
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                  2.29% int.         04/09/02          152,329          137,096
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                              1,390 shs.         04/09/02          127,497               14
                                                                                                    ------------     ------------
                                                                                                       1,966,744        1,958,497
                                                                                                    ------------     ------------
BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  Secured Floating Rate Note due 2010 (B)                        $   3,505,090         05/02/03          525,764          525,764
  Limited Partnership Interest of
    CM Equity Partners (B)                                         6.27 % int.         12/22/97          833,182             --
  Common Stock (B)                                                930,000 shs.         05/02/03              930             --
                                                                                                    ------------     ------------
                                                                                                       1,359,876          525,764
                                                                                                    ------------     ------------

*02/28/02 and 11/15/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica
sands.
  14% Redeemable Preferred Stock (B)                                  997 shs.         09/30/99     $    545,858     $    108,991
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                      126,003 shs.         12/19/96        1,166,700             --
  Common Stock (B)                                                 20,027 shs.         09/30/99          799,068             --
  Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)                    11,399 shs.                *          128,502             --
                                                                                                    ------------     ------------
                                                                                                       2,640,128          108,991
                                                                                                    ------------     ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                         $   1,233,434         09/13/02        1,233,434        1,239,301
  11% Senior Subordinated Note due 2010                          $     838,102         09/13/02          785,488          846,366
  Common Stock (B)                                                316,265 shs.         09/13/02          316,265          253,012
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            137,175 shs.         09/13/02           60,250            1,372
                                                                                                    ------------     ------------
                                                                                                       2,395,437        2,340,051
                                                                                                    ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  8% Junior Subordinated Convertible
    Note due 2004, convertible into partnership
    points at $1,388.89 per point                                $     108,108         09/29/95          108,108          113,362
  Warrant, exercisable until 2006, to purchase
    partnership points at $.01 per point (B)                           39 pts.         09/29/95           50,261             --
                                                                                                    ------------     ------------
                                                                                                         158,369          113,362
                                                                                                    ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                1,882 uts.         04/29/00            8,396              420
  Common Membership Interests (B)                                  24,318 uts.         04/29/00          108,983            5,442
                                                                                                    ------------     ------------
                                                                                                         117,379            5,862
                                                                                                    ------------     ------------
CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                    109 shs.               **              503              403
                                                                                                    ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection
syringes.
  8.75% Senior Secured Term Note due 2010                        $     570,652         04/30/03          570,652          576,711
  11.5% Senior Subordinated Note due 2011                        $     424,819         04/30/03          385,260          431,265
  Common Stock (B)                                                126,812 shs.         04/30/03          126,812          114,131
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             87,672 shs.         04/30/03           40,804              877
                                                                                                    ------------     ------------
                                                                                                       1,123,528        1,122,984
                                                                                                    ------------     ------------

 *12/19/96 and 09/30/99.
**12/30/97 and 05/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal
stampings.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $      97,222         01/07/02     $     97,222     $     94,261
  Senior Secured Floating Rate Tranche A Note due 2007           $   1,155,864         06/26/01        1,155,864        1,109,246
  12% Senior Secured Tranche B Note due 2008                     $     648,148         06/26/01          586,217          659,432
  Limited Partnership Interest (B)                                  6.38% int.         06/26/01          324,074          259,259
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            107,036 shs.         06/26/01           79,398            1,070
                                                                                                    ------------     ------------
                                                                                                       2,242,775        2,123,268
                                                                                                    ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
  12.5% Senior Subordinated Note due 2008                        $   1,593,750         09/22/00        1,391,938        1,579,179
  28% Preferred Stock                                                  71 shs.         11/02/01           70,833           70,802
  Common Stock (B)                                                  1,429 shs.         09/22/00          531,250          269,251
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                843 shs.         09/22/00          265,625          158,868
                                                                                                    ------------     ------------
                                                                                                       2,259,646        2,078,100
                                                                                                    ------------     ------------
CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.
  Senior Secured Floating Rate Revolving Credit
    Note due 2003 (B)                                            $     412,941         12/08/95          412,941          206,470
  10.75% Senior Secured Term Note due 2003 (B)                   $     613,774         12/08/95          613,774          306,887
  Senior Secured Floating Rate Term Note due 2003 (B)            $     311,445         12/08/95          311,445          155,722
  12% Senior Subordinated Note due 2005 (B)                      $     800,575         12/08/95          756,458             --
  Common Stock (B)                                                184,560 shs.         12/08/95          184,560             --
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                            138,420 shs.         12/08/95           50,853             --
                                                                                                    ------------     ------------
                                                                                                       2,330,031          669,079
                                                                                                    ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                          $   3,863,636                *        3,695,854        3,562,338
  Common Stock (B)                                                     56 shs.                *           96,591           48,291
  Limited Partnership Interest (B)                                 19.32% int.                *          285,769          143,384
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                183 shs.                *          297,203          157,789
                                                                                                    ------------     ------------
                                                                                                       4,375,417        3,911,802
                                                                                                    ------------     ------------
DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of
industries.
  Convertible Preferred Stock, convertible into common
    stock at $12.16 per share (B)                                   3,514 shs.         10/05/01          427,153          384,393
                                                                                                    ------------     ------------

*03/05/99 and 03/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler, and distributor of
industrial magnets and subassemblies in North America
and Europe.
  12% Senior Subordinated Note due 2006                          $   1,231,884         07/19/01     $  1,092,541     $  1,180,156
  Common Stock (B)                                                    585 shs.         07/19/01          585,145          409,605
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                297 shs.         07/19/01          250,611                3
                                                                                                    ------------     ------------
                                                                                                       1,928,297        1,589,764
                                                                                                    ------------     ------------
DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of plastic, noninvasive medical devices used for respiratory care.
  Senior Secured Floating Rate Revolving Credit
    Note due 2007                                                $      82,031         08/26/03           82,031           82,031
  Senior Secured Floating Rate Tranche A Note due 2008           $   1,033,592         02/08/01        1,033,592        1,016,799
  12% Senior Secured Tranche B Note due 2009                     $     451,173         02/08/01          386,721          439,404
  Limited Partnership Interest of Riverside
    Capital Appreciation Fund III, L.P. (B)                         2.81% int.         02/08/01          163,896          236,010
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                927 shs.         02/08/01           82,030          155,783
                                                                                                    ------------     ------------
                                                                                                       1,748,270        1,930,027
                                                                                                    ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
  12% Senior Subordinated Note due 2007                          $   3,355,267         12/22/99        3,081,019        3,422,373
  8% Convertible Class B Subordinated
    Promissory Note due 2008                                     $      96,598         12/22/99           96,518           99,776
  Class B Common Stock (B)                                         26,097 shs.         12/22/99          260,965          234,869
  Limited Partnership Interest                                      8.70% int.         12/22/99          548,920          485,342
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                             45,255 shs.         12/22/99          413,816              453
                                                                                                    ------------     ------------
                                                                                                       4,401,238        4,242,813
                                                                                                    ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                              27.19% int.         08/27/98          734,090             --
  Preferred Stock (B)                                               3,278 shs.         12/14/01        2,784,133        1,113,655
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)              13,352 shs.                *          403,427             --
                                                                                                    ------------     ------------
                                                                                                       3,921,650        1,113,655
                                                                                                    ------------     ------------
DT INDUSTRIES, INC.
A designer and manufacturer of automated production
systems used to assemble, test or package industrial and
consumer products.
  7.16% Convertible Preferred Stock, convertible into
    common stock at $14 per share (B)                              20,000 shs.         06/12/97        1,000,000          200,000
                                                                                                    ------------     ------------

*10/24/96 and 08/28/98.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                          $   1,900,000         05/06/02     $  1,643,531     $  1,976,000
  Common Stock (B) 225 shs. 05/06/02 225,000 202,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                441 shs.         05/06/02          285,000                4
                                                                                                    ------------     ------------
                                                                                                       2,153,531        2,178,504
                                                                                                    ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
  Limited Partnership Interest (B)                                  0.16% int.         01/01/01           29,976           27,148
                                                                                                    ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2004 (B)                      $   1,593,750         09/17/02        1,349,781        1,115,625
  Limited Partnership Interest (B)                                  1.32% int.         03/30/00          531,250            5,312
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                478 shs.         03/30/00          255,000                5
                                                                                                    ------------     ------------
                                                                                                       2,136,031        1,120,942
                                                                                                    ------------     ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                       $   2,125,000         09/09/03        2,089,560        2,075,392
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             43,878 shs.         09/09/03           35,641              439
                                                                                                    ------------     ------------
                                                                                                       2,125,201        2,075,831
                                                                                                    ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Senior Secured Tranche A Floating Rate Note
    due 2004                                                     $     242,000         01/21/03          242,000          242,000
  Senior Secured Tranche A Floating Rate Note
    due 2006                                                     $   1,003,261         03/02/98          993,124          501,630
  8.85% Senior Secured Tranche A Note due 2006                   $   1,017,892         03/02/98        1,002,635          508,946
  11.75% Senior Secured Tranche B Note due 2006 (B)              $     762,601         03/02/98          695,260          381,301
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $     984,242         03/02/98          984,242          492,121
  Convertible Preferred Stock, convertible on a one share
    for one share basis into non voting common stock (B)          293,071 shs.         01/21/03                1                3
  Common Stock (B)                                                 26,906 shs.         02/11/98           94,880             --
  Limited Partnership Interest of CM
    Equity Partners (B)                                           126,445 uts.         02/11/98          126,648             --
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                             34,783 shs.         03/02/98          112,000             --
                                                                                                    ------------     ------------
                                                                                                       4,250,790        2,126,001
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
  12% Senior Subordinated Note due 2007                          $   2,109,637         03/16/99     $  2,009,811     $  1,698,700
  Limited Partnership Interest (B)                                  5.27% int.         03/02/99        2,140,363        1,284,218
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                             77,233 shs.         03/16/99          175,803              772
                                                                                                    ------------     ------------
                                                                                                       4,325,977        2,983,690
                                                                                                    ------------     ------------
FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
  12.5% Senior Subordinated Note due 2007                        $   3,650,000         12/22/99        3,340,488        3,650,000
  Class B Common Stock (B)                                            600 shs.         12/22/99          600,000        1,611,846
  Warrant, exercisable until 2007, to purchase
    common stock at $.02 per share (B)                                589 shs.         12/22/99          462,927        1,581,559
                                                                                                    ------------     ------------
                                                                                                       4,403,415         6,843,405
                                                                                                    ------------     ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
  12% Senior Subordinated Note due 2008 (B)                      $   1,725,000         03/02/00        1,451,784        1,293,750
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                880 shs.         03/02/00          347,288                9
                                                                                                    ------------     ------------
                                                                                                       1,799,072        1,293,759
                                                                                                    ------------     ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
The privately held owner and operator of funeral homes in
the United States.
  16.5% Senior Subordinated Note due 2007 (B)                    $   3,802,712                *        3,697,924          380,271
  Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                              338,280 shs.                *           48,447             --
                                                                                                    ------------     ------------
                                                                                                       3,746,371          380,271
                                                                                                    ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                      1.19% int.         07/21/94          398,280           19,008
                                                                                                    ------------     ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving
    Note due 2006                                                $   1,128,839         06/12/96        1,128,838        1,144,418
  Senior Secured Floating Rate Note due 2006                     $     722,812               **          722,812          722,812
  12% Senior Subordinated Note due 2006                          $   1,350,000         03/31/03        1,350,000        1,351,408
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                              4,771 shs.              ***          225,000          700,722
                                                                                                    ------------     ------------
                                                                                                       3,426,650        3,919,360
                                                                                                    ------------     ------------

  *01/25/99 and 07/16/99.
 **06/12/96 and 08/03/01.
***06/12/96 and 01/19/00.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  11% Senior Secured Note due 2007                               $   1,435,071         06/01/00     $  1,435,071     $  1,327,074
  13% Senior Secured Note due 2007                               $     196,378         02/28/03          196,378          182,024
  Common Stock (B)                                                    228 shs.         06/01/00          262,200          131,100
                                                                                                    ------------     ------------
                                                                                                       1,893,649        1,640,198
                                                                                                    ------------     ------------
JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial
and highway safety products.
  Common Stock (B)                                                    226 shs.         08/16/95           22,634             --
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                              1,042 shs.         08/16/95           95,627             --
                                                                                                    ------------     ------------
                                                                                                         118,261             --
                                                                                                    ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                          $     963,687         08/04/00          876,607          930,403
  14% Cumulative Redeemable Preferred Stock Series A (B)              289 shs.         08/04/00          289,224          275,865
  Limited Partnership Interests of
    Saw Mill Capital Fund II, L.P. (B)                              2.52% int.         08/03/00          886,451          443,253
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                             50,870 shs.         08/04/00          115,412              509
                                                                                                    ------------     ------------
                                                                                                       2,167,694        1,650,030
                                                                                                    ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  Senior Secured Floating Rate Revolving Note Due 2005           $      91,732         06/16/00           91,732           91,367
  Senior Secured Floating Rate Tranche A Note due 2007           $     940,252         06/16/00          940,252          928,729
  12% Senior Secured Tranche B Note due 2008                     $     550,392         06/16/00          517,819          572,408
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                         5.29% int.         06/12/00          333,490          300,132
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                1,108 shs.         06/12/00           45,866               11
                                                                                                    ------------     ------------
                                                                                                       1,929,159        1,892,647
                                                                                                    ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009                        $   1,817,435         04/30/01        1,817,435        1,817,435
  Preferred Stock (B)                                                 307 shs.         04/30/01          307,000          614,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                269 shs.         04/30/01               14                3
                                                                                                    ------------     ------------
                                                                                                       2,124,449        2,431,438
                                                                                                    ------------     ------------
LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
  12% Senior Subordinated Note due 2007                          $   1,669,643         09/25/00        1,423,526        1,699,462
  Common Stock (B)                                                455,357 shs.         09/25/00          455,357          409,821
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            405,485 shs.         09/25/00          348,348            4,055
                                                                                                    ------------     ------------
                                                                                                       2,227,231        2,113,338
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2006                        $   3,845,000                *     $  3,410,428     $  3,921,900
  Common Stock (B)                                                  5,800 shs.                *          406,003          203,000
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                             15,572 shs.                *          602,127          545,020
                                                                                                    ------------     ------------
                                                                                                       4,418,558        4,669,920
                                                                                                    ------------     ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  12% Senior Subordinated Note due 2011                          $   2,125,000         05/01/03        2,085,576        2,137,769
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                             83,214 shs.         05/01/03           40,675              832
                                                                                                    ------------     ------------
                                                                                                       2,126,251        2,138,601
                                                                                                    ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
  Senior Secured Floating Rate Revolving Note due 2005           $      42,025         09/21/00           42,025           33,620
  Senior Secured Floating Rate Tranche A Note due 2007           $   1,294,370         09/21/00        1,294,370        1,035,496
  12% Senior Secured Tranche B Note due 2008                     $     420,250         09/21/00          390,261          336,200
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                 6.23% int.               **          311,472          155,733
  Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                                463 shs.         09/21/00           40,344                5
                                                                                                    ------------     ------------
                                                                                                       2,078,472        1,561,054
                                                                                                    ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  11.5% Subordinated Note due 2011                               $     566,667         12/11/02          469,184          587,292
  8.5% Redeemable Preferred Stock                                 155,833 shs.         12/11/02        1,108,087        1,120,700
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             18,425 shs.         12/11/02          553,539          414,562
                                                                                                    ------------     ------------
                                                                                                       2,130,810        2,122,554
                                                                                                    ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                        $   1,062,500         01/31/03          889,015        1,061,989
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                212 shs.         01/31/03          180,625                2
                                                                                                    ------------     ------------
                                                                                                       1,069,640        1,061,991
                                                                                                    ------------     ------------

 *12/23/98 and 01/28/99.
**09/20/00 and 05/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note
    due 2006                                                     $     377,375         06/25/99     $    377,375     $    366,122
  Senior Secured Floating Rate Note due 2006                     $   2,282,415         06/25/99        2,282,356        2,211,527
  12% Senior Secured Tranche B Note due 2007                     $     978,814         06/25/99          891,461          979,107
  Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                        3.38% int.         06/11/99          296,883          221,438
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                201 shs.         06/25/99          142,373                2
                                                                                                    ------------     ------------
                                                                                                       3,990,448        3,778,196
                                                                                                    ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                $     812,500         01/28/02          812,500          845,685
  11.5% Senior Subordinated Note due 2012                        $   1,500,000         01/28/02        1,353,857        1,562,566
  Common Stock (B)                                                312,500 shs.         01/28/02          312,500          326,250
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            243,223 shs.         01/28/02          162,045          251,736
                                                                                                    ------------     ------------
                                                                                                       2,640,902        2,986,237
                                                                                                    ------------     ------------
OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota and British Columbia.
  12% Senior Subordinated Note due 2006                          $   2,774,000         08/07/98        2,618,535        2,279,951
  12% Senior Subordinated Note due 2008                          $     307,071         02/09/00          281,867          252,382
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P. (B)                 1,531,250 shs.                *        1,555,729          798,930
  Warrants, exercisable until 2007and 2008, to purchase
    common stock at $.01 per share (B)                             28,648 shs.               **          389,188              287
                                                                                                    ------------     ------------
                                                                                                       4,845,319        3,331,550
                                                                                                    ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                          $   2,125,000         12/19/00        1,920,705        2,188,750
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                  1.77% int.         12/21/00          265,625          265,625
                                                                                                    ------------     ------------
                                                                                                       2,186,330        2,454,375
                                                                                                    ------------     ------------
PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures.
  12% Senior Subordinated Notes due 2009                         $   1,965,000         01/29/01        1,757,829        1,965,000
  Common Stock (B)                                                    115 shs.         01/29/01          115,000          322,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                325 shs.         01/29/01          264,519          909,944
                                                                                                    ------------     ------------
                                                                                                       2,137,348        3,196,944
                                                                                                    ------------     ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
  10.5% Senior Secured Note due 2005                             $     172,768         11/30/95     $    172,768     $    174,267
  10.5% Senior Secured Convertible Note
    due 2005, convertible into common stock
    at $50,000 per share                                         $     195,000         11/30/95          195,000          303,868
  Common Stock                                                          6 shs.         11/30/95          337,500          478,101
                                                                                                    ------------     ------------
                                                                                                         705,268          956,236
                                                                                                    ------------     ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
  12.5% Senior Subordinated Note due 2010                        $   2,125,000         10/25/02        1,841,580        2,231,250
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                351 shs.         10/25/02          296,747                4
                                                                                                    ------------     ------------
                                                                                                       2,138,327        2,231,254
                                                                                                    ------------     ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the hay bailing
marketplace.
  8% Senior Subordinated Note due 2010 (B)                       $     743,750         09/27/02          743,722          371,875
  Preferred Series A Stock (B)                                      1,062 shs.         09/27/02          958,922             --
  Preferred Series B Stock (B)                                        239 shs.         09/27/02          232,880             --
  Common Stock (B)                                                159,375 shs.         03/01/00           79,688             --
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                          7,375,899 shs.                *          109,789             --
                                                                                                    ------------     ------------
                                                                                                       2,125,001          371,875
                                                                                                    ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and
controls.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2003                                            $     896,500         07/22/96          896,500          896,500
  Senior Secured Floating Rate Term Note
    due 2003                                                     $   1,238,800         07/22/96        1,238,800        1,238,800
  12% Senior Secured Term Note due 2004                          $     489,000         07/22/96          479,175          489,000
  8% Preferred Stock (B)                                              374 shs.         07/22/96          231,964             --
  Common Stock (B)                                                    599 shs.         07/22/96           28,978             --
  Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                                322 shs.         07/22/96           97,800             --
                                                                                                    ------------     ------------
                                                                                                       2,973,217        2,624,300
                                                                                                    ------------     ------------
PREMIUM FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD
    Holdings LLC (B)                                                1.43% int.         08/29/00          525,155        1,190,367
                                                                                                    ------------     ------------

*03/01/00 and 09/27/02.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and concrete industries.
  6% Redeemable Preferred Membership Interests                      2,525 uts.                *     $  2,780,992     $  3,044,014
  Common Membership Interests                                       9,863 uts.                *           13,049        4,987,500
                                                                                                    ------------     ------------
                                                                                                       2,794,041        8,031,514
                                                                                                    ------------     ------------
PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
  Common Stock (B)                                                729,946 shs.         07/09/02        3,500,003           13,139
                                                                                                    ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                  1,004 shs.         08/12/94          100,350           25,088
  Common Stock (B)                                                  2,600 shs.               **          126,866             --
                                                                                                    ------------     ------------
                                                                                                         227,216           25,088
                                                                                                    ------------     ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  14% Senior Subordinated Note due 2007                          $   3,556,351         09/16/99        3,552,186        3,548,733
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            197,040 shs.         09/16/99                1          714,664
                                                                                                    ------------     ------------
                                                                                                       3,552,187        4,263,397
                                                                                                    ------------     ------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
  13% Senior Subordinated Notes due 2011                         $   2,125,000         02/28/01        1,919,531        2,235,669
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                212 shs.         02/28/01          205,469                2
                                                                                                    ------------     ------------
                                                                                                       2,125,000        2,235,671
                                                                                                    ------------     ------------
SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs and
eye products.
  12% Senior Subordinated Note due 2009                          $   2,125,000         04/19/02        2,006,025        2,210,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             51,088 shs.         04/19/02          138,052          246,449
                                                                                                    ------------     ------------
                                                                                                       2,144,077        2,456,449
                                                                                                    ------------     ------------

 *07/31/97 and 01/04/99.
**11/14/01 and 08/12/94.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                   Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  Senior Secured Floating Rate Revolving Note due 2006           $      94,221         05/01/03     $     94,221     $     96,767
  Senior Secured Floating Rate Tranche A
    Note due 2007                                                $   1,860,865         06/02/99        1,860,865        1,860,865
  12% Senior Secured Tranche B Note Due 2007                     $   1,130,652         06/02/99        1,130,652        1,130,652
  Class B Common Stock (B)                                          1,480 shs.         06/02/99          256,212          495,007
                                                                                                    ------------     ------------
                                                                                                       3,341,950        3,583,291
                                                                                                    ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
  12% Senior Subordinated Note due 2009                          $   2,125,000         06/13/02        1,965,191        2,184,500
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                              2,011 shs.         06/13/02          182,023           52,642
                                                                                                    ------------     ------------
                                                                                                       2,147,214        2,237,142
                                                                                                    ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout
the Midwest.
  12.5% Senior Subordinated Note due 2008                        $   1,517,857         08/01/02        1,329,242        1,543,781
  Common Stock (B)                                                758,929 shs.                *          758,929          683,036
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                            263,444 shs.         08/01/02          216,446            2,634
                                                                                                    ------------     ------------
                                                                                                       2,304,617        2,229,451
                                                                                                    ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.25% Senior Subordinated Note due 2007                       $   3,125,000         12/06/99        2,842,164        3,187,500
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                                 513 shs.         12/06/99          426,136           64,624
                                                                                                    ------------     ------------
                                                                                                       3,268,300        3,252,124
                                                                                                    ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  12% Senior Subordinated Note due 2008                          $   3,875,000         01/14/00        3,425,814        3,860,734
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            106,539 shs.         01/14/00          658,751            1,065
                                                                                                    ------------     ------------
                                                                                                       4,084,565        3,861,799
                                                                                                    ------------     ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  12% Senior Subordinated Note due 2007                          $   1,841,667         08/21/03        1,758,301        1,860,027
  Limited Partnership Interest (B)                                183,333 uts.         08/20/03          283,333          255,000
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             86,780 shs.         08/21/03           85,000              868
                                                                                                    ------------     ------------
                                                                                                       2,126,634        2,115,895
                                                                                                    ------------     ------------

*08/01/03 and 01/17/03.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                    Warrants,
                                                                   Ownership or      Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel,
washroom and restroom supplies and sanitary care
products.
  13% Senior Subordinated Note due 2007                          $   2,712,000         02/05/98     $  2,452,858     $  2,712,000
  Common Stock (B)                                                    630 shs.         02/04/98          630,000          570,856
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                444 shs.         02/05/98          368,832          402,313
                                                                                                    ------------     ------------
                                                                                                       3,451,690        3,685,169
                                                                                                    ------------     ------------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
  Limited Partnership Interest of KT
    Holding Company, L.P. (B)                                       0.52% int.         05/05/00          773,200          773,202
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                739 shs.         05/09/00          287,370          296,756
                                                                                                    ------------     ------------
                                                                                                       1,060,570        1,069,958
                                                                                                    ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
  17% Preferred Stock (B)                                             560 shs.         12/23/02          560,000          532,000
  Convertible Preferred Stock, convertible into                     1,120 shs.         07/25/96        1,120,000          896,000
    common stock at $1,000 per share (B)
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                474 shs.         07/25/96           48,216          379,008
                                                                                                    ------------     ------------
                                                                                                       1,728,216        1,807,008
                                                                                                    ------------     ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components.
  12.75% Senior Subordinated Note due 2008                       $   1,875,000         12/06/01        1,875,000        1,912,500
  Membership Interests (B)                                          1.34% int.         12/06/01          250,000          225,000
                                                                                                    ------------     ------------
                                                                                                       2,125,000        2,137,500
                                                                                                    ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                        $   1,974,022         01/20/00        1,974,022        1,938,153
  12% Senior Subordinated Note due 2010                          $   1,326,500         01/20/00        1,252,233        1,271,876
  Common Stock (B)                                                227,400 shs.         01/20/00          227,400          181,920
  Warrant, exercisable until 2010, to purchase
    common stock at $ 1 per share (B)                             260,563 shs.         01/20/00           98,540            2,606
                                                                                                    ------------     ------------
                                                                                                       3,552,195        3,394,555
                                                                                                    ------------     ------------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American
window and door market.
  12.25% Senior Subordinated Note due 2006                       $   2,675,000         06/23/97        2,539,129        2,675,000
  Limited Partnership Interest (B)                                 10.04% int.         06/17/97          824,600        1,106,828
  Warrant, exercisable until 2006, to purchase
    limited partnership interests at $.01 per unit (B)              1,258 uts.         06/23/97          376,932          572,390
                                                                                                    ------------     ------------
                                                                                                       3,740,661        4,354,218
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                 Shares, Units
                                                                    Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                        $   1,062,500         04/11/03     $    971,091     $  1,054,596
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                              5,781 shs.         04/11/03           95,625               58
                                                                                                    ------------     ------------
                                                                                                       1,066,716        1,054,654
                                                                                                    ------------     ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  15.971% Senior Subordinated Note due 2008                      $   2,074,041         05/02/00        2,009,197        2,114,796
  Common Stock (B)                                                354,167 shs.         05/02/00          354,167          247,917
                                                                                                    ------------     ------------
                                                                                                       2,363,364        2,362,713
                                                                                                    ------------     ------------
U S M HOLDINGS CORP.
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
  12% Senior Subordinated Note due 2011                          $     789,474         08/06/03        1,494,405        1,787,678
  Preferred Stock (B)                                               3,345 shs.         08/06/03          334,494          301,045
  Common Stock (B)                                                  1,032 shs.         08/06/03            1,032              929
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                949 shs.         08/06/03          298,198                9
                                                                                                    ------------     ------------
                                                                                                       2,128,129        2,089,661
                                                                                                    ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
  Series A Preferred Units (B)                                      0.13% int.         12/02/96                1                2
                                                                                                    ------------     ------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12% Senior Subordinated Note due 2008                          $   2,045,265         12/18/00        1,917,053        2,082,080
  Limited Partnership Interest of Riverside VI
    Holding Company, L.P. (B)                                       4.80% int.                *          351,323          281,054
  Limited Partnership Interest of Riverside
    Capital Appreciation Fund II L.P. (B)                           0.75% int.         12/18/00           79,735           63,788
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                308 shs.               **          227,729                3
                                                                                                    ------------     ------------
                                                                                                       2,575,840        2,426,925
                                                                                                    ------------     ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
  12.5% Senior Subordinated Note due 2008                        $   1,646,881         11/03/00        1,609,594        1,648,093
  Senior Preferred Stock (B)                                        4,692 shs.         11/01/00          469,160          444,570
  Class B Common Stock (B)                                          8,959 shs.         11/01/00            8,959            8,063
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                              3,979 shs.         11/03/00           49,804               40
                                                                                                    ------------     ------------
                                                                                                       2,137,517        2,100,766
                                                                                                    ------------     ------------

 *12/30/97 and 09/09/99.
**01/02/98 and 12/18/00.
--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                                    Warrants,
                                                                  Ownership or       Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                  Principal Amount         Date           Cost          Fair Value
                                                                ----------------     -----------    ------------     ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  13.25% Senior Subordinated Note due 2010                       $   2,023,810         02/04/03     $  1,823,211     $  2,081,706
  Limited Partnership Interest (B)                                101,190 uts.         02/03/03          101,190               81
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                256 shs.         02/04/03          209,829                3
                                                                                                    ------------     ------------
                                                                                                       2,134,230        2,081,790
                                                                                                    ------------     ------------
W E C COMPANY, INC.
A maker of attachments for prime moving equipment.
  Common Stock (B)                                                  5,938 shs.         12/31/01          800,000          159,990
                                                                                                    ------------     ------------
WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers.
  20% Senior Subordinated Secured Note due 2009                  $   2,352,484         11/09/01        2,350,839        2,318,540
                                                                                                    ------------     ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                  180,522,497      163,064,749
                                                                                                    ------------     ------------



























--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE RESTRICTED SECURITIES:(A)(Continued)             Rate         Date     Principal Amount       Cost          Fair Value
                                                         --------     --------     ------------     ------------     ------------
RULE 144A SECURITIES - 8.15%: (A)
BONDS - 6.51%
  A E S Corporation                                        9.000%     05/15/15     $    200,000     $    200,000     $    211,500
  A E S Corporation                                        8.750      05/15/13          200,000          200,000          210,000
  Calpine Corporation                                      8.750      07/15/13          500,000          465,000          457,500
  Cooperative Computing, Inc.                             10.500      06/15/11          400,000          394,768          432,000
  Cuddy International Corporation (B)                     10.750      12/01/07          202,748          199,326           20,275
  Dana Credit Corporation                                  8.375      08/15/07          500,000          500,000          517,500
  Del Monte Corporation                                    8.625      12/15/12          225,000          225,000          245,812
  Dex Media West                                           9.875      08/15/13          500,000          500,000          565,000
  Dominos, Inc.                                            8.250      07/01/11          400,000          397,112          422,500
  Esterline Technologies                                   7.750      06/15/13          200,000          200,000          212,000
  Flextronics International Ltd.                           6.500      05/15/13          400,000          400,000          397,000
  Gencorp, Inc.                                            9.500      08/15/13          400,000          400,000          410,000
  Huntsman LLC                                            11.625      10/15/10          500,000          494,075          487,500
  Koppers, Inc.                                            9.875      10/15/13        1,200,000        1,200,000        1,200,000
  M S X International, Inc.                               11.000      10/15/07          350,000          347,004          350,875
  Majestic Star Casino LLC                                 9.500      10/15/10        1,850,000        1,850,000        1,900,875
  Mortons Restaurant Group                                 7.500      07/01/10          450,000          384,073          409,500
  Nextel Partners, Inc.                                    8.125      07/01/11        1,000,000        1,000,000          975,000
  P G & E Corporation                                      6.875      07/15/08          400,000          400,000          420,000
  Quintiles Transnational Corporation                     10.000      10/01/13          500,000          500,000          516,250
  Rayovac Corporation                                      8.500      10/01/13          200,000          200,000          206,000
  Rent-Way, Inc.                                          11.875      06/15/10          300,000          294,756          312,750
  Rhodia SA                                                8.875      06/01/11          500,000          490,000          491,250
  Sheridan Acquisition Corporation                        10.250      08/15/11          500,000          493,335          520,625
  Tenneco Automotive, Inc.                                10.250      07/15/13          400,000          400,000          434,000
  Vought Aircraft Industries                               8.000      07/15/11          400,000          400,000          408,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $ 12,677,748       12,534,449       12,733,712
                                                                                   ============     ------------     ------------
COMMON STOCK - 0.00%
  Jordan Telecom Products                                                                    70     $     14,000             --
                                                                                                    ------------     ------------
    TOTAL COMMON STOCK                                                                                    14,000             --
                                                                                                    ------------     ------------
CONVERTIBLE BONDS - 1.64%
  Advanced Micro Devices, Inc.                             4.750%     02/01/22     $    500,000     $    397,449     $    444,375
  Centerpoint Energy, Inc.                                 3.750      05/15/23          350,000          350,000          357,438
  Cymer, Inc.                                              3.500      02/15/09          850,000          850,000          902,063
  Echostar Communications, Inc.                            4.875      01/01/07          400,000          400,000          407,500
  F E I Company                                            5.500      08/15/08          175,000          175,000          171,500
  Hyperion Solutions Corporation                           4.500      03/15/05          200,000          200,000          199,750
  Invitrogen Corporation                                   2.250      12/15/06          425,000          425,000          417,031
  Triquint Semiconductor, Inc.                             4.000      03/01/07          225,000          168,442          193,781
  Viropharma, Inc.                                         6.000      03/01/07          215,000          147,282          113,681
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  3,340,000        3,113,173        3,207,119
                                                                                   ============     ------------     ------------
Warrants - 0.00%
  Winsloew Escrow Corporation (B)                                                           900     $          9     $          9
                                                                                                    ------------     ------------
    Total Warrants                                                                                             9                9
                                                                                                    ------------     ------------
Total Rule 144A Securities                                                                            15,661,631       15,940,840
                                                                                                    ------------     ------------
Total Corporate Restricted Securities                                                               $196,184,128     $179,005,589
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------
22
CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE PUBLIC SECURITIES - 11.81%:(A)                   Rate         Date     Principal Amount       Cost         Market Value
                                                         --------     --------     ------------     ------------     ------------
BONDS - 8.08%
  A E P Industries, Inc.                                   9.875%     11/15/07     $    350,000     $    333,375     $    343,000
  Alamosa Delaware, Inc                                   13.625      05/15/11          500,000          490,000          490,000
  American Media Operation, Inc.                           8.875      01/15/11          200,000          200,000          214,250
  Bally Total Fitness Holding Corporation                  9.875      10/15/07          200,000          191,000          192,000
  Bausch & Lomb, Inc.                                      6.950      11/15/07          500,000          524,442          535,000
  C S C Holdings, Inc.                                     7.625      04/01/11          500,000          502,500          498,750
  Canwest Media, Inc.                                      7.625      04/15/13          200,000          200,000          214,000
  Dana Corporation                                         9.000      08/15/11          500,000          529,802          547,500
  Dynegy Holding, Inc.                                     6.875      04/01/11          500,000          422,500          418,750
  G F S I, Inc.                                            9.625      03/01/07          500,000          432,627          430,000
  Host Marriott L.P.                                       8.375      02/15/06          500,000          524,375          523,125
  IMAX Corporation                                         7.875      12/01/05          500,000          493,750          496,250
  Lodgenet Entertainment Co.                               9.500      06/15/13          425,000          425,000          450,500
  Lyondell Chemical Co.                                    9.500      12/15/08          400,000          380,000          370,000
  M G M Mirage, Inc.                                       6.000      10/01/09          500,000          502,500          502,500
  Neff Corporation                                        10.250      06/01/08          170,000          168,063           93,500
  Nextel Communications Corporation                        7.375      08/01/15          400,000          392,000          404,000
  Numatics, Inc.                                           9.625      04/01/08          550,000          540,361          407,000
  Offshore Logistics, Inc.                                 6.125      06/15/13          450,000          450,000          429,750
  Remington Products Co.                                  11.000      05/15/06          600,000          595,506          610,500
  Rent-A-Center, Inc.                                      7.500      05/01/10          400,000          400,000          420,500
  S P X Corporation                                        6.250      06/15/11          400,000          400,000          397,000
  Service Corp International                               6.000      12/15/05          500,000          505,000          505,000
  Sports Club Co.                                         11.375      03/15/06          600,000          582,000          546,000
  Steelcase, Inc.                                          6.375      11/15/06          500,000          514,872          516,548
  Tekni-Plex, Inc.                                        12.750      06/15/10          550,000          533,000          539,000
  Telex Communications, Inc. (B)                           0.000      11/15/06          373,182          206,820          205,250
  Tenet Healthcare Corporation                             6.375      12/01/11          500,000          482,500          478,750
  Triton P C S, Inc.                                       8.500      06/01/13          550,000          561,929          589,875
  Tyco International Group SA                              6.375      10/15/11          350,000          346,500          360,938
  United Refining Co.                                     10.750      06/15/07        1,265,000        1,265,000        1,024,650
  United Rentals, Inc.                                     9.000      04/01/09          350,000          343,000          362,250
  Williams Companies, Inc.                                 8.625      06/01/10          500,000          500,000          531,250
  Williams Scotsman, Inc.                                  9.875      06/01/07          500,000          492,500          492,500
  Winsloew Furniture, Inc.                                12.750      08/15/07          900,000          879,472          675,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $ 16,683,182       16,310,394       15,814,886
                                                                                   ============     ------------     ------------
COMMON STOCK - 2.84%
  Computer Horizons Corporation (B)                                                      32,068     $    301,942     $    118,652
  D T Industries, Inc. (B)                                                              178,876        1,168,093          313,033
  EOS International, Inc. (B)                                                           100,000          300,000          170,000
  H C I Direct, Inc. (B)                                                                  1,000             --               --
  PepsiAmericas, Inc. (B)                                                                92,145        2,006,365        1,335,181
  Proton Energy Systems, Inc.                                                            26,000          328,859           67,600
  Rent-Way, Inc. (B)                                                                     92,866          916,263          498,690
  Sigmatel, Inc.                                                                         19,600          294,000          403,956
  Supreme Industries, Inc. (B)                                                          105,202          267,325          599,651
  Surebeam Corporation (B)                                                               40,555           17,507           57,994
  T G C Industries (B)                                                                    6,361            9,497            2,417
  Transmontaigne, Inc. (B)                                                              333,326        1,109,177        1,986,623
                                                                                                    ------------     ------------
    TOTAL COMMON STOCK                                                                                 6,719,028        5,553,797
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE PUBLIC SECURITIES:(A)(CONTINUED)                 Rate         Date     Principal Amount       Cost         Market Value
                                                         --------     --------     ------------     ------------     ------------
CONVERTIBLE BONDS - 0.88%
  Commscope, Inc.                                          4.000%     12/15/06     $    185,000     $    179,550     $    171,356
  Duke Energy Corporation                                  1.750      05/15/23          400,000          400,000          396,500
  F E I Company                                            5.500      08/15/08          340,000          305,150          333,200
  Hyperion Solutions Corporation                           4.500      03/15/05           50,000           35,500           49,938
  Mediacom Communications Corporation                      5.250      07/01/06          400,000          400,000          357,000
  S C I Systems, Inc.                                      3.000      03/15/07          450,000          378,000          407,812
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  1,825,000        1,698,200        1,715,806
                                                                                   ============     ------------     ------------


PREFERRED STOCK - 0.01%
  Telex Communications, Inc.                                                             17,707     $          1     $     17,708
                                                                                                    ------------     ------------
    TOTAL PREFERRED STOCK                                                                                      1           17,708
                                                                                                    ------------     ------------
WARRANTS - 0.00%
  Telex Communications, Inc.                                                                698     $          7     $          7
                                                                                                    ------------     ------------
    TOTAL WARRANTS                                                                                             7                7
                                                                                                    ------------     ------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                               $ 24,727,630     $ 23,102,204
                                                                                                    ------------     ------------

                                                         Interest       Due          Principal
SHORT-TERM SECURITIES:                                  Rate/Yield      Date          Amount            Cost         Market Value
                                                         --------     --------     ------------     ------------     ------------
COMMERCIAL PAPER - 8.93%
  DaimlerChrysler NA Holdings Corp.                        1.210%     10/17/03     $  1,780,000     $  1,779,043     $  1,779,043
  National Fuel Gas Company                                1.150      10/03/03        1,335,000        1,334,915        1,334,915
  Pearson Holdings, Inc.                                   1.120      10/08/03        2,315,000        2,314,496        2,314,496
  Public Service Electric & Gas                            1.140      10/24/03        3,565,000        3,562,403        3,562,403
  Sears Robeuck Acceptance                                 1.150      10/06/03        1,340,000        1,339,786        1,339,786
  Textron Financial Corporation                            1.130      10/22/03        3,565,000        3,562,650        3,562,650
  Wisconsin Electric Power Co.                             1.100      10/09/03        3,565,000        3,564,128        3,564,128
                                                                                   ------------     ------------     ------------
    TOTAL SHORT-TERM SECURITIES                                                    $ 17,465,000     $ 17,457,421     $ 17,457,421
                                                                                   ============     ------------     ------------

TOTAL INVESTMENTS                                         112.27%                                   $246,080,006      219,565,214
                                                                                                    ============     ------------
  Other Assets                                              3.43                                                        6,708,941
  Liabilities                                             (15.70)                                                     (30,696,127)
                                                          ------                                                     ------------
TOTAL NET ASSETS                                          100.00%                                                    $195,578,028
                                                          ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B)   Non-income producing security.

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)
                             INDUSTRY CLASSIFICATION

CORPORATE RESTRICTED SECURITIES:                  Fair Value
                                                 ------------
AEROSPACE - 0.21%
Vought Aircraft Industries                       $    408,000
                                                 ------------
AUTOMOBILE - 4.85%
America's Body Company, Inc                         1,400,001
LIH Investors, L.P.                                 4,669,920
Nyloncraft, Inc.                                    2,986,237
Tenneco Automotive, Inc.                              434,000
                                                 ------------
                                                    9,490,158
                                                 ------------
BEVERAGE, FOOD & TOBACCO - 1.49%
Beta Brands Ltd                                       525,764
Cains Foods, L.P.                                     113,362
Del Monte Corporation                                 245,812
Dominos, Inc.                                         422,500
Mortons Restaurant Group                              409,500
Premium Foods Group, Inc.                           1,190,367
                                                 ------------
                                                    2,907,305
                                                 ------------
BROADCASTING &
ENTERTAINMENT - 0.21%
Echostar Communications, Inc.                         407,500
                                                 ------------
BUILDINGS & REAL ESTATE - 10.38%
Adorn, Inc.                                         2,357,721
Eagle Window & Door Holding Co.                     2,178,504
PGT Industries, Inc.                                3,196,944
Shelter Acquisition, Inc.                           2,229,451
Strategic Equipment & Supply Corp., Inc.            3,861,799
Therma-Tru Corporation                              1,069,958
Truseal Technologies, Inc.                          4,354,218
TruStile Doors, Inc.                                1,054,654
                                                 ------------
                                                   20,303,249
                                                 ------------
CARGO TRANSPORT - 2.17%
Kenan-Advantage Transport Company                   2,431,438
Tidewater Holdings, Inc.                            1,807,008
                                                 ------------
                                                    4,238,446
                                                 ------------
CHEMICAL, PLASTICS & RUBBER - 6.31%
Delstar Holding Corporation                           384,393
Huntsman LLC                                          487,500
Koppers, Inc.                                       1,200,000
Process Chemicals LLC                               8,031,514
RK Polymers LLC                                     2,235,671
                                                 ------------
                                                   12,339,078
                                                 ------------
CONSUMER PRODUCTS - 9.34%
Colibri Holdings Corporation                     $  2,078,100
Consumer Product Enterprises, Inc.                    669,079
Corvest Group, Inc.                                 3,911,802
Dexter Magnetic Technologies, Inc.                  1,589,764
Euro-Pro Corporation                                2,075,831
G C-Sun Holdings, L.P.                              1,293,759
Keepsake Quilting, Inc.                             1,892,647
Neff Motivation, Inc.                               1,061,991
The Tranzonic Companies                             3,685,169
                                                 ------------
                                                   18,258,142
                                                 ------------
CONTAINERS, PACKAGING & GLASS - 5.30%
Capitol Specialty Plastics, Inc.                          403
Paradigm Packaging, Inc.                            2,454,375
Selig Acquisition Corporation                       2,237,142
Snyder Industries, Inc.                             3,252,124
Vitex Packaging, Inc.                               2,426,925
                                                 ------------
                                                   10,370,969
                                                 ------------
DIVERSIFIED/CONGLOMERATE,
MANUFACTURING - 12.35%
D T Industries, Inc.                                  200,000
Evans Consoles, Inc.                                2,126,001
Highgate Capital LLC                                   19,008
Hussey Seating Corporation                          3,919,360
Jackson Products, Inc.                                   --
Jason, Inc.                                         1,650,030
NPC, Inc.                                           3,778,196
PW Eagle, Inc.                                      4,263,397
Safety Speed Cut Manufacturing Company, Inc.        3,583,291
Tinnerman-Palnut Engineered Components              2,137,500
W E C Company, Inc.                                   159,990
Wicor Americas, Inc.                                2,318,540
                                                 ------------
                                                   24,155,313
                                                 ------------
DIVERSIFIED/CONGLOMERATE,
SERVICE - 7.26%
Diversco, Inc./DHI Holdings, Inc.                   1,113,655
Examination Management Services, Inc.               2,983,690
Hamilton Funeral Services Centers, Inc.               380,271
Lancaster Laboratories, Inc.                        2,113,338
Pharmaceutical Buyers, Inc.                           956,236
Sabex 2002, Inc.                                    2,456,449
U S M Holdings Corp.                                2,089,661
Washington Inventory Services, Inc.                 2,100,766
                                                 ------------
                                                   14,194,066
                                                 ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
SEPTEMBER 30, 2003
(Unaudited)
                             INDUSTRY CLASSIFICATION

CORPORATE RESTRICTED SECURITIES:(CONT.)           Fair Value
                                                 ------------

ELECTRONICS - 7.07%
Advanced Micro Devices, Inc.                          444,375
A E S Corporation                                     211,500
A E S Corporation                                     210,000
Calpine Corporation                                   457,500
Coining Corporation of America LLC                  2,123,268
Cooperative Computing, Inc.                           432,000
Directed Electronics, Inc                           4,242,813
Esterline Technologies                                212,000
Flextronics International Ltd.                        397,000
Hyperion Solutions Corporation                        199,750
Integration Technology Systems, Inc.                1,640,198
P G & E Corporation                                   420,000
Precision Dynamics, Inc.                            2,624,300
Progressive Software Holding, Inc.                     13,139
Triquint Semiconductor, Inc.                          193,781
                                                 ------------
                                                   13,821,624
                                                 ------------
FARMING & AGRICULTURE - 0.21%
Cuddy International Corporation                        20,275
Polymer Technologies, Inc./Poli-Twine Western, Inc.   371,875
Protein Genetics, Inc.                                 25,088
                                                 ------------
                                                      417,238
                                                 ------------
FINANCE - 0.26%
Dana Credit Corporation                               517,500
                                                 ------------
HEALTHCARE, EDUCATION
& CHILDCARE - 3.71%
Beacon Medical Products, Inc.                       1,958,497
DHD Healthcare, Inc.                                1,930,027
Enzymatic Therapy, Inc.                             1,120,942
MedAssist, Inc.                                     2,138,601
Viropharma, Inc.                                      113,681
                                                 ------------
                                                    7,261,748
                                                 ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 4.30%
Fasteners for Retail, Inc.                          6,843,405
Moss, Inc.                                          1,561,054
                                                 ------------
                                                    8,404,459
                                                 ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 2.67%
Majestic Star Casino LLC                            1,900,875
Olympic Sales, Inc.                                 3,331,550
                                                 ------------
                                                    5,232,425
                                                 ------------
MACHINERY - 5.12%
Ames True Temper Group                              2,168,779
C & M Conveyor, Inc.                                2,340,051
Cymer, Inc.                                           902,063
Gencorp Inc.                                          410,000
Synventive Equity LLC                               2,115,895
Weasler Holdings LLC                                2,081,790
                                                 ------------
                                                   10,018,578
                                                 ------------
MEDICAL DEVICES/BIOTECH - 0.84%
Coeur, Inc.                                         1,122,984
Quintiles Transnational Corporation                   516,250
                                                 ------------
                                                    1,639,234
                                                 ------------
MINING, STEEL, IRON & NON
PRECIOUS METALS - 0.06%
Better Minerals & Aggregates                          108,991
                                                 ------------
MISCELLANEOUS - 1.21%
CapeSuccess LLC                                         5,862
Centerpoint Energy, Inc.                              357,438
East River Ventures I, L.P.                            27,148
Invitrogen Corporation                                417,031
M S X International, Inc.                             350,875
Rayovac Corporation                                   206,000
Rhodia SA                                             491,250
Sheridan Acquisition Corporation                      520,625
Victory Ventures LLC                                        2
Winsloew Escrow Corporation                                 9
                                                 ------------
                                                    2,376,240
                                                 ------------
OIL AND GAS - 1.09%
Mustang Ventures Company                            2,122,555
                                                 ------------
PERSONAL TRANSPORTATION - 1.73%
Tronair, Inc.                                       3,394,554
                                                 ------------
PUBLISHING/PRINTING - 0.29%
Dex Media West                                        565,000
                                                 ------------
RETAIL STORES - 2.51%
P H I Holding Company                               2,231,254
Rent-Way, Inc.                                        312,750
TVI, Inc.                                           2,362,713
                                                 ------------
                                                    4,906,717
                                                 ------------
TECHNOLOGY - 0.09%
F E I Company                                         171,500
                                                 ------------
TELECOMMUNICATIONS - 0.50%
Jordan Telecom Products                                  --
Nextel Partners, Inc.                                 975,000
                                                 ------------
                                                      975,000
                                                 ------------
TOTAL CORPORATE RESTRICTED
SECURITIES - 91.53%                              $179,005,589
                                                 ============

--------------------------------------------------------------------------------
26

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)


1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a closed-end management investment company. David L. Babson & Company Inc. ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $179,005,589 (91.53% of net assets) as of September 30, 2003 whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2003, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B.  ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C.  USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.





--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


   D.  FEDERAL INCOME TAXES:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification by, among other things, distributing substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company. The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates.

   For the period ended September 30, 2003, the MMCI Subsidiary Trust accrued federal income tax of $1,822,593 for future liabilities on unrealized gains on investments held in the MMCI Subsidiary Trust.

3. INVESTMENT SERVICES FEE

   Under an Investment Services Contract with the Trust dated July 1, 1988, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the Investment Services Contract, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.





--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrials Composite (formerly called the Standard & Poor's Industrial Index) and the Lehman Brothers Intermediate U.S. Credit Index (formerly called the Lehman Brothers Intermediate Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Standard & Poor's Industrials Composite is not available to the general public. Standard & Poor's provides Babson with the information for this index. The 3-year annualized return for the Standard & Poor's Industrial Composite for the period ending September 30, 2003 was (11.62%). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarters ended March 31, June 30, and September 30, 2003 was:

                                 PERFORMANCE
                                  ADJUSTMENT      AMOUNT
                                  ----------     --------
   March 31, 2003                  0.0625%       $113,048
   June 30, 2003                   0.0625%       $116,310
   September 30, 2003              0.0625%       $122,721

4. SENIOR SECURED INDEBTEDNESS

   A.  NOTE PAYABLE

   MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2003, the Trust incurred total interest expense on the Note of $1,108,500.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

   B.  REVOLVING CREDIT AGREEMENT

   The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

   As of September 30, 2003, there were no outstanding loans drawn against the revolving credit facility. For the nine months ended September 30, 2003, the Trust incurred $28,048 in expense related to the undrawn portion.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


5. PURCHASES AND SALES OF INVESTMENTS
                                            FOR THE NINE MONTHS ENDED 9/30/2003
                                            -----------------------------------
                                              COST OF             PROCEEDS FROM
                                            INVESTMENTS              SALES OR
                                              ACQUIRED              MATURITIES
                                            ------------           ------------
   Corporate restricted securities          $ 57,676,253           $ 59,185,597
   Corporate public securities                15,410,855             14,483,811
   Short-term securities                     396,368,633            389,839,959

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 2003. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2003 is $18,803,965 and consists of $22,087,711 appreciation and $40,891,676 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS
                                               AMOUNT                PER SHARE
                                            ------------           ------------
                                                       MARCH 31, 2003
                                            -----------------------------------
   Investment income                        $  4,242,541
   Net investment income                       2,995,578           $       0.34
   Net realized and unrealized
     gain on investments                       5,781,368                   0.66


                                               AMOUNT                PER SHARE
                                            ------------           ------------
                                                       JUNE 30, 2003
                                            -----------------------------------
   Investment income                           4,011,172
   Net investment income                       2,789,107                   0.31
   Net realized and unrealized
     gain on investments                       5,592,226                   0.63


                                               AMOUNT                PER SHARE
                                            ------------           ------------
                                                     SEPTEMBER 30, 2003
                                            -----------------------------------
   Investment income                           4,528,390
   Net investment income                       3,083,600                   0.35
   Net realized and unrealized
     gain on investments (net of taxes)        9,891,110                   1.11

7. CONTINGENCIES

   The Trust, together with other investors including MassMutual, is a plaintiff in two lawsuits in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Two separate civil lawsuits have been brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The lawsuit involving Sharp's working capital lender has been dismissed prior to trial. An appeal of this dismissal is pending. The lawsuit against Sharp's auditors is in its preliminary stages. The Trust is unable to estimate any potential recovery from these lawsuits as of September 30, 2003.

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